UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04570
Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2015 – November 30, 2016
Item 1: Reports to Shareholders

Annual Report | November 30, 2016

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	78
Glossary.	80

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2016, Vanguard New York Long-Term Tax-Exempt Fund returned 0.24% for Investor Shares and 0.34% for Admiral Shares, outpacing its benchmark and roughly in line with its peers. Vanguard New York Tax-Exempt Money Market Fund returned 0.26%, besting the average return of its peers.

• Demand for municipal bonds, which was solid over much of the period, weakened in the final months as the markets began to price in expected pickups in growth and inflation. That trend accelerated after the presidential election in November.

• Security selection and an overweight allocation to premium callable bonds boosted the Long-Term Fund’s relative performance. Overweight allocations to longer-dated securities, securities rated A and BBB, and sectors where credit spreads tend to be wider also helped.

Total Returns: Fiscal Year Ended November 30, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.44%	0.85%	0.26%	0.00%	0.26%
New York Tax-Exempt Money Market Funds
Average					0.08
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.18%	4.22%	3.11%	-2.87%	0.24%
Admiral™ Shares	2.30	4.46	3.21	-2.87	0.34
Bloomberg Barclays NY Municipal Bond Index					-0.20
New York Municipal Debt Funds Average					0.32

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2016
Average
Annual Return
New York Tax-Exempt Money Market Fund	0.67%
New York Tax-Exempt Money Market Funds Average	0.53
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New York Long-Term Tax-Exempt Fund Investor Shares	3.89%
Bloomberg Barclays NY Municipal Bond Index	4.08
New York Municipal Debt Funds Average	3.45
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market Fund	0.16%	—	0.10%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.97

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.13%; and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015. The expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for the funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of November 30, 2016, proved to be less dramatic. U.S. stocks and bonds posted returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	8.88%	14.45%
Russell 2000 Index (Small-caps)	12.08	6.45	13.98
Russell 3000 Index (Broad U.S. market)	8.31	8.68	14.41
FTSE All-World ex US Index (International)	0.26	-1.76	4.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.17%	2.79%	2.43%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.22	3.64	3.43
Citigroup Three-Month U.S. Treasury Bill Index	0.25	0.08	0.07

CPI
Consumer Price Index	1.69%	1.17%	1.30%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017 Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see page 6.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box on page 5 for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer December 12, 2016

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2016, Vanguard New York Long-Term Tax-Exempt Fund returned 0.24% for Investor Shares and 0.34% for Admiral Shares. Those results were better than the –0.20% return of its benchmark, the Bloomberg Barclays New York Municipal Bond Index, which includes bonds across the maturity spectrum. The average return for its peers was 0.32%. Vanguard New York Tax-Exempt Money Market Fund returned 0.26%; the average return of its peers was 0.08%.

With municipal bond prices falling toward the end of the period, the Long-Term Fund’s 30-day SEC yield rose over the period from 2.06% to 2.18% for Investor Shares and from 2.14% to 2.30% for Admiral Shares. The Money Market Fund’s 7-day SEC yield rose as well, from 0.01% to 0.44%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, only the Money Market Fund owned such securities.

The investment environment

Overall municipal bond supply, which ran high at times, was matched for much of the fiscal year by solid demand from investors reaching for yield. That demand began to wane, however, and then dropped markedly after the U.S. presidential election as the markets began to anticipate faster growth and higher inflation. U.S. Treasury yields rose and prices fell, resulting in a negative price return that reduced total return for Treasuries to about 1% for the 12 months. Municipal bonds as a whole saw even sharper movements and ended the period with a slightly negative return.

The Federal Reserve held to a slow and steady course toward normalizing monetary policy. In December 2015, for the first time in a decade, the Fed increased the target range for the federal funds rate, bumping it to 0.25%–0.50% from near zero. It cited considerable improvement in the labor market and its confidence that inflation would rise to its 2% objective. Market expectations for further hikes, however, were dampened in early 2016 by steep declines in commodity prices and weak economic

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2015	2016
2 years	0.72%	1.16%
5 years	1.26	1.85
10 years	2.02	2.52
30 years	2.96	3.26
Source: Vanguard.

growth, especially in China, and then in June by the uncertainty sparked by the United Kingdom’s vote to leave the European Union.

With a recovery in the financial markets by the end of the summer, however, and improving economic data, investors began anticipating another rate hike at the Fed’s December meeting. That anticipation (which proved to be correct) was bolstered partly by third-quarter GDP. The U.S.

economy posted weak results in the early part of your fund’s fiscal year, but gathered a little more steam in the third quarter of 2016, growing 3.2%. Employment gains averaging around 180,000 per month in 2016 helped push the unemployment rate down to 4.6% in November while wages trended modestly higher. GDP growth, lower unemployment, and a rebound in commodity prices helped nudge inflation closer to the Fed’s 2% objective.

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Vanguard New York Tax-Exempt Money Market Fund’s goal remains to provide the stability that shareholders have come to expect. The fund qualifies as a retail fund, which means it will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

Under the new rules, we report the fund’s weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio & Management tab on vanguard.com.)

Two other changes involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees or gates would be imposed. You can learn more in the prospectus, available at vanguard.com.

deregulation, and possible changes to the federal tax code. In response, demand slumped for fixed income securities, with municipal bonds among the most affected.

New York’s economy grew slightly slower than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Empire State rose by less than 2% while the increase at the national level was closer to 3%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

New York’s overall credit profile is stable, supported by a broad and diverse economic base and strong budget oversight control. The state passed a structurally balanced budget for fiscal year 2017 on time that kept spending growth under a targeted limit of 2%. While a drop in personal income tax receipts year to date has been pulling down state tax revenue, any further deterioration is likely to be addressed through more controlled spending.

The path of New York municipal bonds during the period was similar to that of the overall muni market. Supply wasn’t quite as strong, while demand held up a little better thanks to the state’s relatively high income tax rates. Positive returns through

August were more than offset by a sharp slide at the end of the fiscal year. Yields across the board finished higher than where they started.

Management of the funds

Overweighting A-rated and BBB-rated bonds, which are at the lower end of the investment-grade spectrum, added value in the Long-Term Fund.

Favoring longer-dated securities also played out well for the fund, as the period saw more upward movement at the front end of the muni yield curve. The yield of AAA-rated 2-year New York generic general obligation bonds climbed 66 basis points, ending the fiscal year at 1.28%, while the yield of comparable 10-year bonds rose 54 basis points to 2.64%. Yields of longer-dated bonds moved up even less than that. (A basis point is one-hundredth of a percentage point.)

Security selection remained strong. Our holdings of premium callable bonds performed well versus noncallable bonds. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

The fund’s holdings added value in some sectors—such as hospital and university revenue bonds—that tend to offer wider credit spreads versus high-quality general obligation bonds.

The Long-Term Fund didn’t have any credit exposure to bonds issued by Puerto Rico. (The territory defaulted on bond payments after Congress passed a bill at the end of June to put in place a federal control board to restructure its debt. Those bonds often appear in state and national muni funds because the income they generate is exempt from federal, state, and local tax.)

Ahead of the final implementation of the money market reforms we’ve discussed in earlier letters, we maintained high levels of liquidity and a short weighted average maturity in the Money Market Fund. That positioning, along with the fund’s low expense ratio, helped us outperform for the period, as it allowed us to take advantage of the increase in yields on money-market-eligible securities.

Please note that in the first quarter of 2017, Vanguard New York Tax-Exempt Money Market Fund will change its name to Vanguard New York Municipal Money Market Fund. The fund’s board decided to change the name to provide additional cash management flexibility. The investment objective and limitations of the fund will remain the same, including the 20% limitation on investments in securities that are subject to the AMT.

A look ahead

After the close of the period, the Fed raised rates by 25 basis points and hinted that there may be three additional hikes in 2017. This aligns with our expectations that the Fed will gradually raise rates in 2017, but leave the federal funds rate below 2% through at least 2018. The pace of future rate hikes is likely to depend on future economic growth. Although U.S. growth and inflation may exceed expectations for the first time in five years, we expect economic growth to be modest and inflation to be tame, especially compared with prior periods of economic recovery.

The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank continue to maintain the accommodative monetary stances that have produced negative interest rates in those regions. In the United States, we continue to believe that the Fed is likely to continue its dovish tightening over the next several years.

Of course, market conditions could change, especially given the results of the U.S. presidential election and the possibility that job growth and inflation could exceed expectations. But we are confident that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group Adam Ferguson, CFA, Portfolio Manager Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group December 16, 2016

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2016

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.44%
Average Weighted
Maturity	34 days

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratio was 0.13%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2006, Through November 30, 2016

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

New York Tax-Exempt Money Market
Fund	0.26%	0.07%	0.67%	$10,691
New York Tax-Exempt Money Market
• • • • • • •• Funds Average	0.08	0.02	0.53	10,545
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2007	3.60%	3.12%
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.26	0.08
7-day SEC yield (11/30/2016): 0.44%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.17%	0.05%	0.72%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
New York (100.7%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC Project)
VRDO	0.560%	12/7/16 LOC	9,220	9,220
Columbia County NY Capital Resource Corp. Civic
Facility Revenue (Columbia Memorial Hospital
Project) VRDO	0.590%	12/7/16 LOC	3,400	3,400
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.590%	12/7/16 LOC	3,960	3,960
Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,572
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.590%	12/7/16 LOC	3,015	3,015
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.590%	12/7/16	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.590%	12/7/16 LOC	5,200	5,200
Geneva NY Industrial Development Agency Civic
Facility Revenue (Colleges of the Seneca Project)
VRDO	0.590%	12/7/16 LOC	16,230	16,230
Grand Island NY BAN	2.000%	10/12/17	8,400	8,470
Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,125
Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,278
Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,055
Kings Park NY Central School District BAN	2.000%	7/19/17	10,500	10,585
Lancaster NY Central School District BAN	2.000%	6/15/17	10,534	10,600
Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,552
Middle Country NY Central School District TAN	2.000%	6/27/17	19,250	19,393
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth College)
VRDO	0.620%	12/7/16 LOC	7,205	7,205
Nassau County NY Industrial Development Agency
Civic Facility Revenue (Cold Spring Harbor
Laboratory) VRDO	0.530%	12/1/16	12,600	12,600

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.540%	12/7/16	7,175	7,175
Nassau County NY Interim Finance Authority
VRDO	0.560%	12/7/16	1,800	1,800
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.560%	12/7/16 LOC	6,000	6,000
New York City NY GO	5.000%	8/1/17	3,135	3,221
New York City NY GO	5.000%	8/1/17	10,000	10,276
1 New York City NY GO TOB VRDO	0.580%	12/7/16	7,500	7,500
New York City NY GO VRDO	0.560%	12/1/16 LOC	450	450
New York City NY GO VRDO	0.570%	12/1/16 LOC	500	500
New York City NY GO VRDO	0.570%	12/1/16 LOC	22,785	22,785
New York City NY GO VRDO	0.570%	12/1/16 LOC	11,630	11,630
New York City NY GO VRDO	0.570%	12/1/16	2,800	2,800
New York City NY GO VRDO	0.580%	12/1/16	3,900	3,900
New York City NY GO VRDO	0.590%	12/1/16	31,460	31,460
New York City NY GO VRDO	0.590%	12/1/16	1,000	1,000
New York City NY GO VRDO	0.590%	12/1/16 LOC	5,515	5,515
New York City NY GO VRDO	0.520%	12/7/16 LOC	3,500	3,500
New York City NY GO VRDO	0.570%	12/7/16	34,900	34,900
New York City NY GO VRDO	0.590%	12/7/16 LOC	6,000	6,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.560%	12/7/16 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.570%	12/7/16 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.600%	12/7/16	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.630%	12/7/16	17,120	17,120
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.630%	12/7/16	6,730	6,730
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.460%	12/7/16 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.540%	12/7/16 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.570%	12/7/16 LOC	25,670	25,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.570%	12/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.570%	12/7/16 LOC	2,300	2,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Atlantic
Court Apartments) VRDO	0.460%	12/7/16 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.570%	12/7/16 LOC	8,445	8,445

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Rivereast
Apartments) VRDO	0.560%	12/7/16 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.440%	12/7/16 LOC	6,000	6,000
New York City NY Industrial Development Agency
Civic Facility Revenue (Mercy College Project)
VRDO	0.520%	12/7/16 LOC	9,430	9,430
New York City NY Industrial Development Agency
Civic Facility Revenue (New York Congregational
Nursing Center Project) VRDO	0.590%	12/7/16 LOC	3,220	3,220
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue TOB
VRDO	0.580%	12/7/16	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.550%	12/1/16	4,550	4,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.550%	12/1/16	5,800	5,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.580%	12/1/16	4,200	4,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.590%	12/1/16	18,000	18,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.590%	12/1/16	11,900	11,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.590%	12/1/16	6,800	6,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.550%	12/7/16	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.570%	12/7/16	24,350	24,350
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.580%	12/7/16	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.580%	12/7/16	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.580%	12/7/16	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.590%	12/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.600%	12/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	12,400	12,400
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	12/7/16	3,000	3,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.590%	12/7/16	6,000	6,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.540%	12/1/16	4,800	4,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.550%	12/1/16	9,450	9,450
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.550%	12/1/16	5,700	5,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	12/1/16	3,200	3,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	12/1/16	13,435	13,435
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	12/1/16	18,575	18,575
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.570%	12/7/16	1,000	1,000
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.650%	6/13/17	14,000	14,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.530%	12/7/16	37,100	37,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.530%	12/7/16	45,600	45,600
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	0.600%	12/7/16	5,335	5,335
1 New York Convention Center Development Corp.
Revenue TOB VRDO	0.590%	12/7/16	10,400	10,400
1 New York Convention Center Development Corp.
Revenue TOB VRDO	0.700%	12/7/16	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	0.700%	12/7/16	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.580%	12/7/16	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.550%	12/7/16 LOC	20,000	20,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.630%	12/7/16	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.570%	12/1/16 LOC	11,090	11,090
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.550%	12/7/16 LOC	12,700	12,700
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/17 (ETM)	7,040	7,228
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.580%	12/7/16	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/1/16 LOC	8,255	8,255
New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/1/16 LOC	7,100	7,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	12/1/16 LOC	4,960	4,960
New York Metropolitan Transportation Authority
Revenue VRDO	0.540%	12/7/16 LOC	9,900	9,900
New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/7/16 LOC	19,800	19,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/7/16 LOC	4,275	4,275
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.580%	12/7/16 LOC	10,600	10,600
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.580%	12/7/16 LOC	4,855	4,855
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.580%	12/7/16 LOC	2,265	2,265
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.580%	12/7/16 LOC	2,680	2,680
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.520%	12/7/16	15,400	15,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.930%	12/16/16	11,000	11,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.520%	12/7/16	15,700	15,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.520%	12/7/16	4,800	4,800
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.530%	12/7/16 LOC	9,695	9,695
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.560%	12/7/16 LOC	3,785	3,785
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center) TOB
VRDO	0.590%	12/7/16	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.550%	12/7/16 LOC	51,715	51,715
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.550%	12/7/16 LOC	5,335	5,335
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.580%	12/7/16	9,200	9,200
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	5,500	5,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.560%	12/7/16	44,100	44,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.560%	12/7/16	16,000	16,000
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.440%	12/7/16 LOC	5,000	5,000
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.530%	12/7/16 LOC	28,775	28,775
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/17 (14)	5,000	5,107
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.570%	12/7/16	7,115	7,115
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.700%	12/7/16	6,430	6,430
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.570%	12/7/16	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.580%	12/7/16	3,365	3,365
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.580%	12/7/16	7,500	7,500
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.580%	12/7/16	8,000	8,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.580%	12/7/16	3,650	3,650
New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.440%	12/7/16 LOC	10,000	10,000
New York State Housing Finance Agency Housing
Revenue (316 Eleventh Avenue) VRDO	0.570%	12/7/16 LOC	6,500	6,500
New York State Housing Finance Agency Housing
Revenue (625 W 57th St) VRDO	0.570%	12/7/16 LOC	6,250	6,250
New York State Housing Finance Agency Housing
Revenue (855 6th Avenue) VRDO	0.570%	12/7/16 LOC	24,500	24,500
New York State Housing Finance Agency Housing
Revenue (855 6th Avenue) VRDO	0.570%	12/7/16 LOC	14,500	14,500
New York State Housing Finance Agency Housing
Revenue (Dock Street Rental LLC) VRDO	0.570%	12/7/16 LOC	14,800	14,800
New York State Housing Finance Agency Housing
Revenue (Dock Street) VRDO	0.570%	12/7/16 LOC	11,500	11,500
New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.460%	12/7/16 LOC	20,800	20,800
New York State Housing Finance Agency Housing
Revenue (McCarthy Manor Apartments) VRDO	0.570%	12/7/16 LOC	6,800	6,800
New York State Housing Finance Agency Housing
Revenue (Saville) VRDO	0.460%	12/7/16 LOC	28,000	28,000
New York State Housing Finance Agency Housing
Revenue (West 17th Street) VRDO	0.570%	12/7/16 LOC	4,600	4,600
New York State Housing Finance Agency Housing
Revenue (West 20th Street) VRDO	0.570%	12/7/16 LOC	14,000	14,000
1 New York State Housing Finance Agency Housing
Revenue TOB VRDO	0.700%	12/7/16	6,810	6,810
New York State Housing Finance Agency Revenue
(Riverside Center) VRDO	0.560%	12/7/16 LOC	7,000	7,000
New York State Housing Finance Agency Revenue
(Service Contract) VRDO	0.580%	12/7/16 LOC	10,010	10,010

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Local Government Assistance
Corp. Revenue VRDO	0.570%	12/7/16	42,905	42,905
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.650%	12/1/16	2,200	2,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.560%	12/7/16	18,700	18,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.580%	12/7/16	10,895	10,895
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.590%	12/7/16	23,370	23,370
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.620%	12/7/16	15,000	15,000
New York State Power Authority Revenue CP	0.600%	12/7/16	13,044	13,044
New York State Power Authority Revenue CP	0.550%	12/9/16	6,341	6,341
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.580%	12/7/16	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.580%	12/7/16	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.570%	12/7/16 LOC	4,180	4,180
New York State Urban Development Corp.
Revenue TOB VRDO	0.620%	12/7/16	5,300	5,300
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,536
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	27,500	27,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	12,000	12,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	31,000	31,000
1 Nuveen New York Dividend Advantage Municipal
Fund VRDP VRDO	0.690%	12/7/16 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.610%	12/7/16 LOC	3,975	3,975
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.610%	12/7/16 LOC	7,170	7,170
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.590%	12/7/16 LOC	5,040	5,040
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/17	4,275	4,381
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.580%	12/7/16	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.610%	12/7/16	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.620%	12/7/16	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.630%	12/7/16	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.630%	12/7/16	5,560	5,560

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.630%	12/7/16	5,300	5,300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.630%	12/7/16	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.650%	12/7/16	2,260	2,260
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,683
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.590%	12/1/16 LOC	8,455	8,455
Scarsdale NY Union Free School District BAN	2.000%	6/22/17	5,000	5,033
Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,633
South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,577
South Huntington NY Union Free School District
TAN	2.000%	6/27/17	6,000	6,037
Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,518
Tarrytowns NY Union Free School District BAN	2.000%	7/12/17	8,845	8,914
Three Village NY Central School District TAN	2.000%	6/27/17	26,000	26,196
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.560%	12/7/16 LOC	23,075	23,075
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.580%	12/7/16	3,750	3,750
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.570%	12/7/16 LOC	18,110	18,110
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.580%	12/7/16 LOC	15,075	15,075
1 Triborough Bridge and Tunnel Authority New York
Revenue TOB VRDO	0.580%	12/7/16	6,665	6,665
Ulster County NY BAN	2.000%	11/22/17	6,958	7,032
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.570%	12/7/16	3,375	3,375
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.580%	12/7/16	1,000	1,000
Warwick Valley Central School District BAN	2.000%	7/7/17	5,000	5,036
West Babylon NY Union Free School District BAN	2.000%	8/4/17	9,500	9,579
West Babylon NY Union Free School District TAN	2.000%	6/23/17	15,000	15,111
Williamsville NY Central School District BAN	2.000%	6/14/17	8,225	8,276
Total Tax-Exempt Municipal Bonds (Cost $2,073,919)				2,073,919

New York Tax-Exempt Money Market Fund

Amount
($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard	156
Receivables for Investment Securities Sold	1,280
Receivables for Accrued Income	2,996
Receivables for Capital Shares Issued	1,673
Other Assets	4,252
Total Other Assets	10,357
Liabilities
Payables for Investment Securities Purchased	(16,992)
Payables for Capital Shares Redeemed	(2,883)
Payables for Distributions	(21)
Payables to Vanguard	(5,592)
Other Liabilities	(82)
Total Liabilities	(25,570)
Net Assets (100%)
Applicable to 2,058,507,306 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,058,706
Net Asset Value Per Share	$1.00

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	2,058,706
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(1)
Net Assets	2,058,706

  See Note A in Notes to Financial Statements.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $498,965,000, representing 24.2% of net assets.
  Adjustable-rate security.
  A key to abbreviations and other references follows the Statement of Net Assets. See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	7,952
Total Income	7,952
Expenses
The Vanguard Group—Note B
Investment Advisory Services	439
Management and Administrative	2,223
Marketing and Distribution	558
Custodian Fees	27
Auditing Fees	30
Shareholders’ Reports	18
Trustees’ Fees and Expenses	1
Total Expenses	3,296
Expense Reduction—Note B	(566)
Net Expenses	2,730
Net Investment Income	5,222
Realized Net Gain (Loss) on Investment Securities Sold	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,221

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,222	227
Realized Net Gain (Loss)	(1)	2
Net Increase (Decrease) in Net Assets Resulting from Operations	5,221	229
Distributions
Net Investment Income	(5,223)	(225)
Realized Capital Gain	—	—
Total Distributions	(5,223)	(225)
Capital Share Transactions (at $1.00 per share)
Issued	1,130,330	1,259,422
Issued in Lieu of Cash Distributions	5,056	220
Redeemed	(1,266,500)	(1,361,922)
Net Increase (Decrease) from Capital Share Transactions	(131,114)	(102,280)
Total Increase (Decrease)	(131,116)	(102,276)
Net Assets
Beginning of Period	2,189,822	2,292,098
End of Period[1]	2,058,706	2,189,822

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.0001	.0001	.0001	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.003	.0001	.0001	.0001	.0003
Distributions
Dividends from Net Investment Income	(.003)	(.0001)	(.0001)	(.0001)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.003)	(.0001)	(.0001)	(.0001)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.26%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,059	$2,190	$2,292	$2,483	$2,638
Ratio of Expenses to Average Net Assets[2]	0.13%	0.06%	0.07%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.25%	0.01%	0.01%	0.01%	0.03%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 The ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.16%, and 0.16%. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New York Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $156,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2016, Vanguard’s expenses were reduced by $566,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $431,115,000 and $462,505,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.18%	2.30%

Financial Attributes

		Bloomberg Bloomberg
		Barclays NY	Barclays
		Muni Bond	Municipal
	Fund	Index Bond Index

Number of
Bonds	898	6,199	50,263

Yield to Maturity
(before
expenses)	2.8%	2.6%	2.8%

Average Coupon	4.8%	4.9%	4.8%

Average Duration	6.6 years	6.3 years	6.6 years

Average Stated
Maturity	17.0 years	13.9 years	12.8 years

Short-Term
Reserves	2.2%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.13	1.09
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.9%
1 - 3 Years	2.8
3 - 5 Years	3.9
5 - 10 Years	8.5
10 - 20 Years	42.4
20 - 30 Years	31.4
Over 30 Years	6.1

Distribution by Credit Quality (% of portfolio)

AAA	21.9%
AA	47.6
A	21.7
BBB	6.0
BB	0.2
B	0.3
Not Rated	2.3

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of
which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Investment Focus

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares	0.24%	3.91%	3.89%	$14,646
Bloomberg Barclays NY Municipal Bond
Index	-0.20	3.33	4.08	14,910
New York Municipal Debt Funds
Average	0.32	3.43	3.45	14,033
Bloomberg Barclays Municipal Bond
Index	-0.22	3.43	4.09	14,929

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	0.34%	4.00%	3.97%	$73,818
Bloomberg Barclays NY Municipal Bond Index	-0.20	3.33	4.08	74,551
Bloomberg Barclays Municipal Bond Index	-0.22	3.43	4.09	74,645

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
				Bloomberg
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.33%	-2.76%	1.57%	2.89%
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23
2016	3.11	-2.87	0.24	-0.20

Average Annual Total Returns: Periods Ended September 30, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	6.62%	5.00%	3.85%	0.76%	4.61%
Admiral Shares	5/14/2001	6.80	5.10	3.93	0.77	4.70

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
New York (98.4%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	378
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	175
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,207
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,017
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons North
Project)	5.375%	5/1/19 (Prere.)	3,455	3,779
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons North
Project)	5.500%	5/1/19 (Prere.)	2,550	2,797
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons South
Project)	5.375%	5/1/19 (Prere.)	4,395	4,807
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons South
Project)	5.500%	5/1/19 (Prere.)	1,500	1,645
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons West
Project)	5.375%	5/1/19 (Prere.)	3,415	3,735
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/40 (4)	2,500	2,719
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/45	3,800	4,133
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,091
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,861
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,743

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	18,143
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,240
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	22,173
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,581
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,977
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	896
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,056
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	113
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,039
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,876
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,379
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	3,200	3,598
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	2,275	2,546
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	2,500	2,755
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,246
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,542
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,537
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,280
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,751
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,710
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,574
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	573
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	576
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,139
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,254
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	560

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,945
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,714
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/27	350	402
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/28	200	228
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	282
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/30	200	224
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/31	200	223
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	266
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	221
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/41	215	235
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	327
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,726
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,285
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,802
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	710
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,155
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,361
Erie County NY GO	5.000%	4/1/22	1,630	1,852
Erie County NY GO	5.000%	4/1/23	1,000	1,136
Erie County NY GO	5.000%	4/1/25	560	628
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	5,728
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,560
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,206
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.600%	12/7/16	4,735	4,735
Freeport NY GO	5.000%	1/15/23	2,335	2,614
Freeport NY GO	5.000%	1/15/24	2,540	2,825
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,250

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	339
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	562
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,119
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,477
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,348
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,370
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,742
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,430
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,045
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,734
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,334
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,890
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,717
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,737
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,715
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	32,151
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	95	95
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	5	5
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,654
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	2,550	2,759
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	1,011
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,469
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,233
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	16,128
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,686
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,792
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,149

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,566
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,135
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	4,951
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,585
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,206
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,366
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	11,839
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,017
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,738
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	9,140	9,992
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,673
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,686
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	3,890	3,905
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/30	3,500	3,952
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/35	3,000	3,388
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/40	3,700	4,132
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,785
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,635
Monroe County NY Industrial Development Corp.
Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,654
Monroe County NY Industrial Development Corp.
Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,657
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,451
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,518
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,146
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,871
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,590

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,121
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,521
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,384
Nassau County NY GO	5.000%	10/1/20	9,025	10,030
Nassau County NY GO	5.000%	4/1/24	5,000	5,721
Nassau County NY GO	5.000%	1/1/27	3,000	3,433
Nassau County NY GO	5.000%	1/1/28	2,815	3,200
Nassau County NY GO	5.000%	4/1/29	4,320	4,807
Nassau County NY GO	5.000%	4/1/34	5,740	6,254
Nassau County NY GO	5.000%	4/1/35	1,500	1,631
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,925
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,508
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,254
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,165
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,069
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/27	4,000	4,392
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	995	1,073
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/37	8,190	8,757
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/42	3,025	3,214
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	800
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	573
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,580
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,656

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,865
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,709
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,899
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,078
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,099
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	357
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	367
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	462
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	406
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,245	1,319
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,192
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,042
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,305
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,064
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	975
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	854
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,599
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,505
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,119
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,936
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,066
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,344
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,090
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,370

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,003
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	2,500	2,289
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	231
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	310
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	257
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	353
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	744
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	741
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	649
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,114
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,116
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,097
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.630%	12/7/16 LOC	3,435	3,435
New York City NY GO	5.000%	1/1/17 (Prere.)	935	938
New York City NY GO	5.000%	10/1/17 (Prere.)	455	470
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,320
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,083
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	3,040
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,944
New York City NY GO	5.625%	4/1/19 (Prere.)	1,605	1,759
New York City NY GO	5.000%	8/1/22	5,000	5,733
New York City NY GO	5.000%	8/1/23	5,000	5,813
New York City NY GO	5.000%	8/1/24	4,000	4,643
New York City NY GO	5.000%	8/1/25	2,000	2,335
New York City NY GO	5.000%	8/1/25	10,540	11,880
New York City NY GO	5.000%	8/1/26	4,370	5,099
New York City NY GO	5.000%	8/1/26	3,000	3,510
New York City NY GO	5.000%	8/1/26	5,000	5,774
New York City NY GO	5.000%	4/1/27	5,000	5,631
New York City NY GO	5.000%	8/1/27	5,000	5,852
New York City NY GO	5.000%	8/1/27	9,900	11,319
New York City NY GO	5.000%	8/1/27	15,290	17,169
New York City NY GO	5.000%	8/1/27	4,550	5,226
New York City NY GO	5.000%	5/15/28	4,500	4,813
New York City NY GO	5.000%	8/1/28	4,000	4,579
New York City NY GO	5.000%	8/1/28	3,000	3,457
New York City NY GO	5.000%	8/1/28	5,000	5,811
New York City NY GO	5.000%	8/1/28	7,000	7,526
New York City NY GO	5.000%	8/1/28	1,915	2,152
New York City NY GO	5.000%	8/1/28	3,710	4,164

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	6.250%	10/15/28	45	49
New York City NY GO	5.625%	4/1/29	1,395	1,508
New York City NY GO	5.000%	8/1/29	5,000	5,677
New York City NY GO	5.000%	8/1/29	5,000	5,771
New York City NY GO	5.000%	8/1/29	8,500	9,751
New York City NY GO	5.000%	8/1/29	2,500	2,807
New York City NY GO	5.000%	8/1/30	3,000	3,408
New York City NY GO	5.000%	8/1/30	5,000	5,734
New York City NY GO	5.000%	8/1/30	6,220	7,039
New York City NY GO	5.000%	8/1/30	2,185	2,427
New York City NY GO	5.000%	8/1/30	2,335	2,623
New York City NY GO	5.000%	3/1/31	6,000	6,734
New York City NY GO	5.450%	4/1/31	320	345
New York City NY GO	4.000%	8/1/31	2,775	2,923
New York City NY GO	5.000%	8/1/31	5,000	5,680
New York City NY GO	5.000%	8/1/31	2,230	2,469
New York City NY GO	5.000%	8/1/31	3,000	3,332
New York City NY GO	5.000%	8/1/31	1,500	1,672
New York City NY GO	5.000%	8/1/31	2,000	2,249
New York City NY GO	5.000%	3/1/32	5,000	5,590
New York City NY GO	4.000%	8/1/32	1,935	2,022
New York City NY GO	5.000%	8/1/32	4,000	4,477
New York City NY GO	5.000%	8/1/32	2,985	3,316
New York City NY GO	5.000%	3/1/33	7,500	8,354
New York City NY GO	5.000%	8/1/33	2,875	3,232
New York City NY GO	5.000%	10/1/33	6,500	7,261
New York City NY GO	5.000%	10/1/34	2,000	2,234
New York City NY GO	5.000%	8/1/35	3,500	3,879
New York City NY GO	5.375%	4/1/36	1,215	1,310
New York City NY GO	5.000%	6/1/36	910	1,010
New York City NY GO	4.000%	8/1/36	2,500	2,548
New York City NY GO	5.000%	10/1/36	3,000	3,335
New York City NY GO	5.000%	3/1/37	6,790	7,534
New York City NY GO	5.000%	8/1/37	4,000	4,474
New York City NY GO VRDO	0.590%	12/1/16 LOC	3,700	3,700
New York City NY GO VRDO	0.590%	12/1/16	29,050	29,050
New York City NY GO VRDO	0.590%	12/7/16 LOC	1,100	1,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,202
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,277
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,544
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,153
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,063
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,435
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,470
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,351

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,592
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,493
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,933
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,008
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	2,927
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,034
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	2,849
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,636
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	2,881
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,783
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,431
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	6,853
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	4,895
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	5,000	4,962
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,290
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.125%	1/1/29 (12)	1,750	1,900
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.375%	1/1/39 (12)	4,000	4,341
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	5,052
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	2,001
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	9,670	9,694
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	34,550	38,338
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,167
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,948
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,157

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,483
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,055
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	5,830
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,569
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,260
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,674
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,752
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	10,787
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,765
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,627
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,790
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,324
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	5,999
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,360
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,090
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,406
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,075
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,224
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	16,944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,223
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,819
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,014

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,521
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	15,899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	26,985
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.550%	12/1/16	7,680	7,680
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	12/1/16	9,955	9,955
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	12/1/16	9,500	9,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	12/1/16	7,495	7,495
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	12/1/16	3,400	3,400
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,546
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,736
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,202
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,746
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,242
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,809
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,292
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,148
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,603
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	533
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,750
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,768
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	530
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,417

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,436
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,586
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,170
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,616
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,537
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,541
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,626
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,568
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,220
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,599
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,714
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,214
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,550
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	6,979
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,389
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,541
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,130
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	2,908
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	4,985	5,386
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	5,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,678

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,374
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,553
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,970
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,079
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	11,541
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	10,715
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,448
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,339
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,206
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,148
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,391
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,083
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,191
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,092
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,133
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	16,485
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,786
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,249

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,246
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,118
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,656
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,527
New York Convention Center Development Corp.
Revenue	5.000%	11/15/33	3,000	3,356
New York Convention Center Development Corp.
Revenue	0.000%	11/15/36	4,000	1,733
New York Convention Center Development Corp.
Revenue	0.000%	11/15/37	2,340	930
New York Convention Center Development Corp.
Revenue	0.000%	11/15/38	3,500	1,306
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	12,915	14,185
New York Convention Center Development Corp.
Revenue	5.000%	11/15/45	4,000	4,377
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	6,600	6,817
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,000
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,310
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,689
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,580
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	25,814
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,985
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,641
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,647
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,938
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	28,293
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,624
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,621
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,205
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,384
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	68,821
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	11,504
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,500	2,596
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,392
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	44
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	342
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,151

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	1,051
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,627
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,338
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,687
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,752
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,638
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,220
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	4,805
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,125
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	960	1,056
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,374
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,624
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,392
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,478
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,290
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,032
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,274
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,677
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,908
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,312
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,588
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,030	1,023
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	7,572
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,612
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	10,988

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,127
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,618
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,072
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,211
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,411
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,485
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,236
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,326
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,195
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,512
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,548
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,439
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,439
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	98
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	445
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,991
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	2,939
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	2,929
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	2,913
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,593
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	1,917
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	8,973
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	15,000	15,928
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	15,000	16,051
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,000	16,206
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	4,114

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,032
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	565	567
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/17 (Prere.)	4,335	4,460
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,375
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,125
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,474
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,109
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,739
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,106
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,074
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	13,500	14,930
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,113
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,435
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,561
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	857
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,127
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,365
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,794
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,327
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,094
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,091
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	757
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	586
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,476
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,019
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,421
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	306
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	339

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	266
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	431
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	326
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	574
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,079
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	363
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	619
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,681
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	457
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,477
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,344
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,110
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	834
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	552
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,488
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,404
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,856
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,315
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	7,997
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,805
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,108
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.560%	12/7/16 LOC	1,145	1,145
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,580
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,658
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,264
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,707
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,103

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	465	495
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	35	37
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	775
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	678
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,040
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	515
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,896
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,985
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,636
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,097
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,313
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,195
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,141
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,150
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,017
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	763
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	744
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	797
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,694
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	823
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	440
2 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	16,614
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,292
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,157
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,288
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	5,792

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,148
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,494
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	989
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,137
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	13,643
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,677
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,700
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,637
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,360
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,059
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,273
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,777
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,670
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,106
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,766
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,289
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	8,987
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,246
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,773
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,663

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	3,869
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,104
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,282
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,337
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,707
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,204
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	35
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,363
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,552
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	795	835
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	5,871
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,946
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,557
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,427
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,384
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,800
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	6,848
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,855
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,583
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,398

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,022
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	3,988
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	3,990
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	10,873
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,942
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,536
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,084
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,334
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	19,312
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,556
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,901
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,506
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	4,086
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	457
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	569
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	483
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,114
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	554
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,136
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	563
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	560
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,184
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,896
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,318
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,537
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,470

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,178
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,271
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,972
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,027
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,017
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,323
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,531
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,247
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (15)	4,375	5,070
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,655
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,124
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,150
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,145
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,709
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	843
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,119
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	667
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,114
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	576
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,110
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/17 (Prere.)	9,000	9,230
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	740	846
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	739
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,664
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,688
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,476
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,823

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,522
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,829
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,096
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,676
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,385
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,936
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,201
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,371
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,662
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,410
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	3,809
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,273
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	3,500	3,803
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,268
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	8,110	8,777
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	138
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	655	660
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	404
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	678
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	415
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	682
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	71
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	381
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	142
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	295	306
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,463

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,373
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	319
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	419
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	520
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	480	476
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	80	81
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,650	1,665
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	615	619
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	585
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,523
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,231
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,004
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,507
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,650
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,629
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	5,889
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	8,929
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,550
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,336
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,070
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	1.103%	5/1/32 (10)	4,725	4,294
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	1.103%	5/1/32 (10)	3,250	2,953
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc.
Project)	1.103%	5/1/32 (10)	3,525	3,203

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development
Authority Pollution Control Revenue (Niagara
Mohawk Corp.)	1.514%	12/1/35 (2)	2,535	2,440
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	2,995
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,261
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	3,000	3,529
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/30	3,000	3,503
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,735
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,226
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,700
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,724
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	4,145	4,704
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/35	3,000	3,422
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/36	2,500	2,599
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,665
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	3,000	3,383
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,535
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/46	3,000	3,052
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,384
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,656
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,884

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,528
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,235
New York State GO	5.000%	3/1/28	14,550	16,635
New York State GO	5.000%	2/15/39	9,500	10,129
New York State Housing Finance Agency Housing
Revenue	3.850%	11/1/42	1,405	1,376
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	15,741
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	3,000	3,070
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	3,000	3,039
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	970	985
New York State Local Government Assistance
Corp. Revenue VRDO	0.570%	12/7/16	1,200	1,200
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,755	1,770
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	732	762
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,112
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,861
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	5,912
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,543
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,373
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,813
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,927
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,444
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,155
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,265
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,440
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,533
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,339
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,609
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	9,896
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,264
New York State Thruway Authority Revenue	5.000%	1/1/41	4,000	4,372
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,536
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,370
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,099
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,199
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	152
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	5,698
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,316
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,235
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,233

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,233
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,202
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	8,906
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,812
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,592
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,703
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,026
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,702
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,185
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	3,964
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	5,000	5,946
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,661
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,384
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	2,916
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	10,917
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,491
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,064
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	10,947
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	352
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,984
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.700%	12/7/16 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	2,936
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,829
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	490
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	483
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,044
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	607

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	664
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,013
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,805
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,545
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (Prere.)	6,000	6,545
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,125
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	673
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	702
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,069
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,322
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,420
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,044
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,573
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,523
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,737
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,145
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,831
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	1,982
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,458
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,145
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,440
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,751
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	10,990
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	5,000	5,544
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	9,649
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,701
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,298

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,763
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,528
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,574
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28	310	355
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29	660	750
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31	450	504
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34	830	917
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35	1,510	1,665
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36	545	599
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,513
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,784
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	9,922
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,645
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,269
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	6,551
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,417
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,829
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,515
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,710
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,757
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University)	5.000%	7/1/37	7,130	7,824
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	390	444
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,638
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,265
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,260

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	586
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,438
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,225
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,076
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,818
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	694
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,849
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	834
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	572
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,836
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,459
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,254
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,815
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,647
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,815
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,459
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	15,738
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,117
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,380
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,537
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,141
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,146
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,152
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,145
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,824
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,132
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,642

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,985
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,600
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,536
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	18,520	21,877
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,066
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,466
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	7,997
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	10,978
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	8,863
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,571
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,794
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	26,827
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	30,855
Westchester County NY GO	5.000%	7/1/17	9,280	9,506
Westchester County NY GO	5.000%	7/1/17 (ETM)	860	881
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	205
Westchester County NY GO	5.000%	1/1/21	1,550	1,746
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	99
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,177
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,815
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,986
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	258
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	914
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,471
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,648
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,551
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,182
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,109

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,097
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,084
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,604
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	20,495	21,058
Yonkers NY GO	5.000%	10/1/20	1,000	1,106
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,789
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,389
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,098
				3,923,507
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,089

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,072
Total Tax-Exempt Municipal Bonds (Cost $3,835,868)				3,925,668

				Amount
				($000)
Other Assets and Liabilities (1.5%)
Other Assets
Investment in Vanguard				329
Receivables for Investment Securities Sold				50,193
Receivables for Accrued Income				51,936
Receivables for Capital Shares Issued				2,076
Other Assets				482
Total Other Assets				105,016
Liabilities
Payables for Investment Securities Purchased				(27,652)
Payables for Capital Shares Redeemed				(6,656)
Payables for Distributions				(3,044)
Payables to Vanguard				(3,816)
Other Liabilities				(2,684)
Total Liabilities				(43,852)
Net Assets (100%)				3,986,832

New York Long-Term Tax-Exempt Fund

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,877,918
Undistributed Net Investment Income	49
Accumulated Net Realized Gains	19,065
Unrealized Appreciation (Depreciation)	89,800
Net Assets	3,986,832

Investor Shares—Net Assets
Applicable to 40,051,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	459,994
Net Asset Value Per Share—Investor Shares	$11.49

Admiral Shares—Net Assets
Applicable to 307,074,237 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,526,838
Net Asset Value Per Share—Admiral Shares	$11.49

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $14,052,000, representing 0.4% of net assets.
2 Securities with a value of $529,000 have been segregated as initial margin for recently closed futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	145,052
Total Income	145,052
Expenses
The Vanguard Group—Note B
Investment Advisory Services	460
Management and Administrative—Investor Shares	722
Management and Administrative—Admiral Shares	2,577
Marketing and Distribution—Investor Shares	117
Marketing and Distribution—Admiral Shares	364
Custodian Fees	49
Auditing Fees	36
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	3
Total Expenses	4,367
Net Investment Income	140,685
Realized Net Gain (Loss)
Investment Securities Sold	21,213
Futures Contracts	1,042
Realized Net Gain (Loss)	22,255
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(146,316)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(146,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,622

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,685	126,210
Realized Net Gain (Loss)	22,255	14,803
Change in Unrealized Appreciation (Depreciation)	(146,318)	7,811
Net Increase (Decrease) in Net Assets Resulting from Operations	16,622	148,824
Distributions
Net Investment Income
Investor Shares	(15,169)	(14,063)
Admiral Shares	(123,965)	(112,144)
Realized Capital Gain
Investor Shares	(386)	—
Admiral Shares	(3,246)	—
Total Distributions	(142,766)	(126,207)
Capital Share Transactions
Investor Shares	52,873	1,288
Admiral Shares	90,286	341,878
Net Increase (Decrease) from Capital Share Transactions	143,159	343,166
Total Increase (Decrease)	17,015	365,783
Net Assets
Beginning of Period	3,969,817	3,604,034
End of Period[1]	3,986,832	3,969,817

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $49,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.84	$11.77	$11.11	$12.03	$11.24
Investment Operations
Net Investment Income	.384	.390	.404	.397	.405
Net Realized and Unrealized Gain (Loss)
on Investments	(. 343)	. 070	. 660	(. 920)	.790
Total from Investment Operations	.041	.460	1.064	(.523)	1.195
Distributions
Dividends from Net Investment Income	(. 380)	(. 390)	(. 404)	(. 397)	(. 405)
Distributions from Realized Capital Gains	(.011)	—	—	—	—
Total Distributions	(. 391)	(. 390)	(. 404)	(. 397)	(. 405)
Net Asset Value, End of Period	$11.49	$11.84	$11.77	$11.11	$12.03

Total Return[1]	0.24%	3.97%	9.71%	-4.38%	10.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$460	$423	$417	$391	$528
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.18%	3.26%	3.57%	3.47%	3.48%
Portfolio Turnover Rate	18%	17%	27%	23%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.84	$11.77	$11.11	$12.03	$11.24
Investment Operations
Net Investment Income	. 396.400		.413	.406	.414
Net Realized and Unrealized Gain (Loss)
on Investments	(. 343)	. 070	. 660	(. 920)	.790
Total from Investment Operations	.053	.470	1.073	(.514)	1.204
Distributions
Dividends from Net Investment Income	(. 392)	(. 400)	(. 413)	(. 406)	(. 414)
Distributions from Realized Capital Gains	(.011)	—	—	—	—
Total Distributions	(. 403)	(. 400)	(. 413)	(. 406)	(. 414)
Net Asset Value, End of Period	$11.49	$11.84	$11.77	$11.11	$12.03

Total Return[1]	0.34%	4.06%	9.80%	-4.31%	10.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,527	$3,547	$3,187	$2,697	$2,970
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.34%	3.65%	3.55%	3.56%
Portfolio Turnover Rate	18%	17%	27%	23%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at November 30, 2016.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $329,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

New York Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,925,668	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	(73)	3,925,668	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $2,754,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2016, the fund had short-term and long-term capital gains of $2,968,000 and $18,043,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2016, the cost of investment securities for tax purposes was $3,837,813,000. Net unrealized appreciation of investment securities for tax purposes was $87,855,000, consisting of unrealized gains of $136,492,000 on securities that had risen in value since their purchase and $48,637,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2016, the fund purchased $934,694,000 of investment securities and sold $719,111,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $363,110,000 and $451,145,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	181,747	15,060	105,922	9,130
Issued in Lieu of Cash Distributions	12,823	1,064	11,814	1,002
Redeemed	(141,697)	(11,770)	(116,448)	(9,897)
Net Increase (Decrease)—Investor Shares	52,873	4,354	1,288	235
Admiral Shares
Issued	696,797	57,767	694,995	58,971
Issued in Lieu of Cash Distributions	84,193	6,989	75,223	6,378
Redeemed	(690,704)	(57,342)	(428,340)	(36,356)
Net Increase (Decrease)—Admiral Shares	90,286	7,414	341,878	28,993

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 12, 2017

Special 2016 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2016, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $6,169,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2016	11/30/2016	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,002.12	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$963.74	$0.93
Admiral Shares	1,000.00	964.33	0.29
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.20	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.05	$0.96
Admiral Shares	1,000.00	1,024.70	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.06% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT

TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES

OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2016: $66,000
Fiscal Year Ended November 30, 2015: $63,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2016: $9,629,849
Fiscal Year Ended November 30, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2016: $2,717,627
Fiscal Year Ended November 30, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2016: $254,050
Fiscal Year Ended November 30, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2016: $214,225
Fiscal Year Ended November 30, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2016: $468,275
Fiscal Year Ended November 30, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 17, 2017
VANGUARD NEW YORK TAX-FREE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 17, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.